DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2015
New Debenture [Member]
Schedule Of Long-Term Debt Instruments [Table Text Block]
The following is the change in the carrying amount of the New Debentures during 2015:

Balance as of January 1, 2015	$-
Issuance of convertible and secured debentures, net	58,394
Accrued interest	476
Premium and issuance costs Amortization	(16)
Foreign currency translation adjustments	(357)

Balance as of December 31, 2015	$58,497	*

* include short term accrued interest of $213

Bonds [Member]
Schedule Of Maturities Of Long-Term Debt [Table Text Block]	As of December 31, 2015, the aggregate principal annual payments of the bonds are as follows:
Repayment
amount

2016	$-
2017	3,276
2018	3,276
2019	35,147
2020 and thereafter	16,379

Total	$58,078